Statement of Shareholders' Equity - Parenthetical	May 01, 2025 shares
Class B | CANTOR EQUITY PARTNERS II, INC.
Common stock issued (in shares)	1,000,000
Class B | Ordinary Shares | CANTOR EQUITY PARTNERS II, INC.
Common stock issued (in shares)	1,000,000